Subsidiaries - Less Than Wholly Owned Subsidiaries of the Company That Have Material Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [Line Items]
Profit Allocated to Noncontrolling Interests	$ 1,285	$ 46	$ 974	$ 1,024
Accumulated Noncontrolling Interests	$ 11,158		$ 10,115		$ 397
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Proportion of Voting Rights Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Profit Allocated to Noncontrolling Interests	$ 312		$ 291	326
Accumulated Noncontrolling Interests	$ 4,189		$ 4,146
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Proportion of Voting Rights Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Profit Allocated to Noncontrolling Interests	$ 604		$ 414	$ 477
Accumulated Noncontrolling Interests	4,606		4,217
Individually immaterial subsidiaries with noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Accumulated Noncontrolling Interests	$ 2,363		$ 1,752